Expense Example	Dec. 22, 2025 USD ($)
T. Rowe Price Global Growth Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
T. Rowe Price Global Growth Stock Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	858
T. Rowe Price Global Growth Stock Fund - Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	$ 1,351